Cost of Revenues	12 Months Ended
Dec. 31, 2025
Cost of Revenues [Abstract]
COST OF REVENUES
15.	COST OF REVENUES

Cost of revenues consists of cost directly related to revenue generating activities. The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Food and beverages	$3,197,559	$2,905,793	$3,604,260
Payroll and employee benefits expenses	2,410,704	1,979,175	2,342,591
Lease expenses	988,395	924,000	987,799
Utilities expenses	354,023	349,228	343,203
Depreciation of property and equipment	290,492	227,412	184,837
Repairs and maintenance expenses	306,416	104,198	244,267
Others	17,970	19,277	32,745
Total	$7,565,559	$6,509,083	$7,739,702